UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4764

Dreyfus Municipal Bond Opportunity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10/31/11

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus Municipal
Bond Opportunity Fund

SEMIANNUAL REPORT October 31, 2011

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
27	Financial Highlights
31	Notes to Financial Statements
42	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Municipal
Bond Opportunity Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Municipal Bond Opportunity Fund, covering the six-month period from May 1, 2011, through October 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Investors were encouraged by expectations of a more robust economic recovery into the first quarter of 2011, but sentiment subsequently deteriorated due to disappointing economic data, rising commodity prices, an escalating sovereign debt crisis in Europe and a contentious debate regarding taxes, spending and borrowing in the United States. Market volatility was particularly severe during August and September after a major credit rating agency downgraded U.S. long-term debt. While most fixed-income securities proved volatile in this tumultuous environment, municipal bonds held up relatively well due to robust demand for a limited supply of newly issued securities.

The economic outlook currently remains clouded by market turbulence and political infighting, but we believe that a continued subpar global expansion is more likely than a return to recession. In addition, municipal bonds remain attractively valued despite recent issuer events, as fundamental measures of quality, including liquidity and revenue stabilization, support a stable outlook for the broad municipal market in general.With tax season considerations in mind, we encourage you, as always, to speak with your financial advisor in order to help evaluate the tax-efficiency of your portfolio.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2011, through October 31, 2011, as provided by James Welch and Mountaga Aw, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2011, the Class A, Class B, Class C and Class Z shares of Dreyfus Municipal Bond Opportunity Fund produced total returns of 5.90%, 5.60%, 5.49% and 5.93%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index, the fund’s benchmark index, achieved a total return of 5.56% for the same period.2

Despite intensifying economic uncertainty during the reporting period, municipal bonds fared relatively well as a reduced supply of newly issued securities was met by robust investor demand.The fund’s returns generally were higher than its benchmark, due primarily to positive contributions from general obligation bonds that reached fuller valuations.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting.We select municipal bonds using fundamental analysis to estimate the relative value of various sectors and securities, and to exploit pricing inefficiencies in the municipal bond market. In addition, we trade among the market’s

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

various sectors—such as the pre-refunded, general obligation and revenue sectors—based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Municipal Bonds Held Up Relatively Well Amid Uncertainty

Investor confidence generally was shaken in the spring of 2011, when Greece appeared headed for default on its sovereign debt, U.S. economic data disappointed and a contentious political debate regarding U.S. government spending and borrowing intensified. Consequently, investors shifted their focus from relatively speculative asset classes to traditionally defensive investments, producing bouts of heightened volatility in many financial markets.Turbulence among stocks and lower-rated bonds was particularly severe in August and September, after a major credit-rating agency downgraded its assessment of long-term U.S. debt securities. In contrast, securities that had been hard-hit in late summer rebounded to a significant degree in October as certain macroeconomic concerns eased.

Positive supply-and-demand forces helped municipal bonds hold up relatively well despite these developments. New issuance volumes fell sharply in 2011 after a flood of new issuance in late 2010 when issuers sought to lock in federal subsidies provided by the expiring Build America Bonds program. Political pressure to reduce spending and borrowing also led to fewer capital projects requiring financing.Yet, demand for municipal bonds remained robust from investors seeking competitive levels of tax-exempt income.

Most states demonstrated progress in their recoveries from recession during the reporting period, but many local municipalities continued to struggle.Tax revenues generally have increased, and many states cut spending, including aid to local municipalities, to pass balanced budgets for their current fiscal years.

General Obligation Bonds Supported Relative Performance

The fund’s results compared to its benchmark were bolstered by lower-rated bonds that rebounded from depressed levels as credit concerns eased. Particularly beneficial to relative performance were general obligation bonds issued by states that were relatively hard-hit during the recession, such as California, Illinois and New Jersey. Municipal bonds issued by Puerto Rico, which produce income exempt from state and federal taxes, also fared well.

As these securities reached richer valuations, we redeployed assets to higher-rated bonds backed by dedicated revenues from essential services facilities, such as sewer systems, waterworks and utilities. Such bonds generally are less sensitive to economic concerns than their general obligation counterparts. The fund also benefited from holdings with longer maturities, which gained value as long-term interest rates declined.Although the fund encountered relatively few disappointments during the reporting period, its shorter-dated holdings and escrowed bonds generally lagged market averages.

Adjusting to a Slower-Growth Environment

Ongoing market turbulence and general economic uncertainty have convinced us to maintain a relatively cautious investment posture, including a neutral duration and a bias toward higher-quality securities with strong liquidity characteristics. We have identified particularly attractive values among revenue bonds. In our view, municipal bonds backed by dedicated tax revenues are likely to be the focus of demand from individual investors seeking tax-advantaged income and muted volatility as they grow more concerned about persistently low interest rates and potential tax increases in a slow-growth economy.

November 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figures provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an agreement in effect through February 29, 2012, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Bond Opportunity Fund from May 1, 2011 to October 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2011

	Class A	Class B	Class C	Class Z
Expenses paid per $1,000†	$4.71	$8.48	$8.52	$4.45
Ending value (after expenses)	$1,059.00	$1,056.00	$1,054.90	$1,059.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2011

	Class A	Class B	Class C	Class Z
Expenses paid per $1,000†	$4.62	$8.31	$8.36	$4.37
Ending value (after expenses)	$1,020.56	$1,016.89	$1,016.84	$1,020.81

† Expenses are equal to the fund’s annualized expense ratio of .91% for Class A, 1.64% for Class B, 1.65% for
Class C and .86% for Class Z, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.2%	Rate (%)	Date	Amount ($)		Value ($)
Arizona—3.4%
Arizona Health Facilities
Authority, Health Care
Facilities Revenue (The
Beatitudes Campus Project)	5.20	10/1/37	2,400,000		1,835,664
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/33	5,000,000		5,267,050
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	5,000,000		5,539,950
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	5,000,000		4,002,050
California—13.9%
Anaheim Public Financing
Authority, Revenue (City of
Anaheim Electric System
Distribution Facilities)	5.25	10/1/34	3,185,000		3,416,040
California,
Economic Recovery Bonds	5.00	7/1/20	5,000,000		5,729,900
California,
GO (Insured; AMBAC)	6.00	2/1/18	2,245,000		2,662,660
California,
GO (Various Purpose)	5.25	10/1/20	2,300,000		2,601,622
California,
GO (Various Purpose)	5.75	4/1/31	7,725,000		8,432,146
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		5,844,100
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,354,000
California Health Facilities
Financing Authority, Revenue
(Providence Health and Services)	6.50	10/1/38	2,955,000		3,339,327
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	45,000	[a]	58,543

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California State Public Works
Board, LR (Various Capital
Projects)	5.13	10/1/31	1,000,000		1,006,140
California Statewide
Communities Development
Authority, Revenue
(Sutter Health)	5.50	8/15/26	2,670,000		2,921,701
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000		2,210,780
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	4,585,000		3,710,182
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.88	6/1/13	2,170,000	[a]	2,418,487
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.90	6/1/13	1,920,000	[a]	2,140,589
Lincoln Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project) (Prerefunded)	6.00	9/1/13	3,145,000	[a]	3,492,145
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	5,000,000		5,624,550
Sacramento County,
Airport System Senior Revenue	5.25	7/1/26	5,000,000		5,342,700
Sacramento County,
Airport System Senior Revenue	5.50	7/1/29	1,500,000		1,592,115
San Bernardino Community
College District, GO	6.25	8/1/33	2,000,000		2,294,960
Colorado—1.0%
Colorado Educational and Cultural
Facilities Authority, LR
(Community Colleges of
Colorado System Headquarters
Project) (Insured; AMBAC)	5.50	12/1/21	1,100,000		1,103,113

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Colorado (continued)
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	7.15	10/1/30	25,000	25,492
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	1,510,000	1,618,690
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000	984,370
University of Colorado Regents,
University Enterprise Revenue	5.75	6/1/28	1,000,000	1,146,180
Connecticut—.6%
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	3,000,000	3,173,790
District of Columbia—.5%
Metropolitan Washington
Airports Authority, Airport
System Revenue	5.00	10/1/27	2,425,000	2,523,091
Florida—4.6%
Broward County Housing Finance
Authority, MFHR (Pembroke
Villas Project) (Insured; Assured
Guaranty Municipal Corp.)	5.55	1/1/23	950,000	950,627
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/20	3,000,000	3,195,180
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	2,340,000	2,590,801
Miami-Dade County,
Aviation Revenue	5.00	10/1/30	2,000,000	2,035,200
Miami-Dade County,
Aviation Revenue (Miami
International Airport—Hub of
the Americas) (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/33	1,285,000	1,255,676

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/28	2,600,000		2,794,324
Orange County Housing Finance
Authority, MFHR (Seminole
Pointe Apartments)	5.75	12/1/23	2,580,000		2,458,946
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/19	2,325,000		2,757,148
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	7.00	7/1/36	215,000	[b]	64,485
Palm Bay,
Utility System Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	10/1/20	1,845,000	[c]	1,224,693
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	[c]	338,760
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,003,280
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC) (Prerefunded)	5.38	12/1/12	1,730,000	[a]	1,824,908
Georgia—2.8%
Atlanta,
Airport General Revenue	5.00	1/1/27	3,000,000		3,074,070
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	3,550,000		4,088,393
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	2,000,000		2,121,220
DeKalb County Hospital Authority,
RAC (DeKalb Medical
Center, Inc. Project)	6.00	9/1/30	4,250,000		4,389,230
Hawaii—1.0%
Hawaii,
Airports System Revenue	5.25	7/1/26	3,575,000		3,895,284

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Hawaii (continued)
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai’i Pacific
Health Obligated Group)	5.63	7/1/30	1,000,000	1,019,830
Illinois—6.3%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/17	3,500,000	3,950,100
Chicago Board of Education,
Unlimited Tax GO
(Dedicated Revenues)	5.25	12/1/25	10,000,000	10,509,000
Illinois,
GO	5.00	1/1/24	2,500,000	2,595,750
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.25	8/1/12	216,484	169,490
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/18	2,500,000	2,682,525
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	5.50	6/15/23	5,000,000	5,167,650
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.50	6/1/23	1,750,000	1,852,795
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	3,975,000	4,145,369
Indiana—.3%
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.25	10/1/25	1,500,000	1,676,295

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Kansas—1.3%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	1,500,000	1,441,260
Wichita,
HR (Via Christi Health System, Inc.)	6.25	11/15/19	2,000,000	2,024,680
Wichita,
HR (Via Christi Health System, Inc.)	6.25	11/15/20	3,000,000	3,037,020
Kentucky—3.2%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000	6,051,430
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	2,500,000	2,534,050
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	7,371,360
Louisiana—.4%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,091,120
Maine—.4%
Maine Health and Higher
Educational Facilities Authority,
Revenue (MaineGeneral
Medical Center Issue)	7.50	7/1/32	2,000,000	2,194,320
Maryland—2.4%
Maryland,
GO (State and Local
Facilities Loan)	5.00	8/1/20	2,500,000	3,011,000
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/21	1,500,000	1,786,620
Prince George’s County,
Consolidated Public
Improvement GO	5.00	9/15/23	5,655,000	6,811,278

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts—3.3%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000	5,329,000
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.25	1/1/27	2,250,000	2,367,540
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Harvard University Issue)	5.50	11/15/36	3,500,000	3,959,900
Massachusetts Industrial
Finance Agency,
Water Treatment Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,450,000	2,450,343
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000	1,884,330
Michigan—6.2%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	3,000,000	3,516,540
Kent Hospital Finance Authority,
Revenue (Spectrum
Health System)	5.50	11/15/25	2,500,000	2,756,400
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000	2,756,925
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office
Building Project)	5.00	10/15/17	2,590,000	2,891,942
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	6,725,000	6,363,935
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development
Area Number 3)	6.25	6/1/22	610,000	386,081

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3) (Prerefunded)	6.25	6/1/12	2,640,000	[a]	2,758,008
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	5,000,000		6,122,950
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/18	2,500,000		2,692,750
Missouri—1.5%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	1,370,000		1,382,549
Missouri Highways
and Transportation
Commission, Second Lien
State Road Revenue	5.25	5/1/22	5,000,000		5,828,500
Nevada—.8%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/26	2,860,000		3,011,351
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	1,000,000		1,031,380
New Jersey—2.7%
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.25	12/15/19	3,000,000		3,441,810
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	2,000,000		1,822,220

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	2,640,000		2,120,184
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.00	6/1/13	5,135,000	[a]	5,670,889
New Mexico—1.1%
Jicarilla Apache Nation,
Revenue	5.50	9/1/23	5,000,000		5,210,500
New York—10.4%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	9,690,000	[d,e]	10,775,861
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000		5,630,400
Metropolitan Transportation
Authority, Transportation Revenue	5.25	11/15/28	2,500,000		2,698,625
New York City,
GO	5.00	10/1/36	5,000,000		5,361,400
New York City Health and Hospital
Corporation, GO	5.00	2/15/18	5,265,000		5,957,295
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	5,000,000		5,381,400
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/24	3,000,000		3,440,400
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	6.00	7/1/17	3,500,000		4,240,110
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	5,000,000		5,001,100

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	7.50	5/15/13	2,500,000		2,742,950
North Carolina—2.5%
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	7.00	1/1/13	3,080,000		3,141,384
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	6.00	1/1/18	7,500,000		8,913,375
Ohio—2.1%
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.35	12/1/31	3,000,000		3,012,240
Hamilton County,
Sales Tax Refunding and
Improvement Bonds
(Insured; AMBAC)	0.00	12/1/25	14,865,000	[c]	7,391,621
Oklahoma—.9%
Oklahoma Municipal Power
Authority, Power Supply
System Revenue	6.00	1/1/38	4,000,000		4,431,960
Oregon—1.1%
Oregon Department of
Administrative Services,
Lottery Revenue (Insured;
Assured Guaranty
Municipal Corp.)	5.00	4/1/26	4,885,000		5,345,704
Pennsylvania—2.9%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,715,000		3,060,891
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	1,150,000		1,019,026

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	5,000,000	5,628,600
Philadelphia School District,
GO	5.25	9/1/23	4,000,000	4,378,760
South Carolina—1.1%
South Carolina Public
Service Authority,
Revenue Obligations	5.50	1/1/38	5,000,000	5,445,150
Tennessee—.5%
Johnson City Health and
Educational Facilities Board,
HR (Mountain States
Health Alliance)	6.00	7/1/38	2,435,000	2,532,278
Texas—9.2%
Brazos River Authority,
PCR (TXU Energy
Company LLC Project)	5.00	3/1/41	1,500,000	353,235
Brazos River Authority,
Revenue (Reliant
Energy, Inc. Project)	5.38	4/1/19	3,250,000	3,252,697
Frisco Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/30	5,000,000	5,548,950
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/17	2,500,000	2,758,000
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	11,850,000	12,668,717
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,510,000	5,680,865
San Antonio,
Water System Revenue	5.00	5/15/36	3,945,000	4,202,964

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Southwest Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.25	2/1/25	6,110,000	7,544,750
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	3,375,000	3,388,230
Virginia—.8%
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	3,470,000	3,686,806
Washington—3.6%
Chelan County Public Utility
District Number 1,
Consolidated System Revenue	5.00	7/1/17	2,180,000	2,477,330
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor
Program—Toll Revenue)	5.00	6/1/33	2,255,000	2,424,599
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 3) (Insured;
National Public Finance
Guarantee Corp.)	7.13	7/1/16	10,425,000	13,004,249
West Virginia—1.1%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	5,000,000	5,361,400
Wisconsin—1.3%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	2,200,000	2,237,862
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000	4,083,480

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related—3.0%
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,000,000		1,073,850
Puerto Rico Infrastructure
Financing Authority,
Special Tax Revenue
(Insured; AMBAC)	5.50	7/1/26	3,000,000		3,114,780
Puerto Rico Public Finance
Corporation, Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	8/1/26	2,500,000		3,316,050
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	1,500,000		1,633,965
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	5,000,000		5,404,200
Total Long-Term Municipal Investments
(cost $453,240,529)					482,100,830

Short-Term Municipal
Investments—3.1%
California—2.1%
California,
Economic Recovery Bonds
(LOC; JPMorgan Chase Bank)	0.10	11/1/11	6,000,000	[f]	6,000,000
California,
GO Notes (Kindergarten-University)
(LOC: California State Teachers
Retirement System and
Citibank NA)	0.10	11/1/11	1,600,000	[f]	1,600,000
Irvine Assessment District
Number 05-21, Limited
Obligation Improvement
Bonds (LOC: California State
Teachers Retirement System
and U.S. Bank NA)	0.20	11/1/11	2,700,000	[f]	2,700,000

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York—1.0%
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.11	11/1/11	4,600,000	[f]	4,600,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.12	11/1/11	500,000	[f]	500,000
Total Short-Term Municipal Investments
(cost $15,400,000)					15,400,000

Total Investments (cost $468,640,529)			101.3%		497,500,830
Liabilities, Less Cash and Receivables			(1.3%)		(6,411,816)
Net Assets			100.0%		491,089,014

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Non-income producing—security in default.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Collateral for floating rate borrowings.
e Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2011, this security was valued at $10,775,861 or 2.2% of net assets.
f Variable rate demand note—rate shown is the interest rate in effect at October 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	15.5
AA		Aa		AA	34.3
A		A		A	28.9
BBB		Baa		BBB	12.0
BB		Ba		BB	1.1
B		B		B	.1
CC		Ca		CC	.1
F1		MIG1/P1		SP1/A1	3.0
Not Rated[g]		Not Rated[g]		Not Rated[g]	5.0
					100.0

† Based on total investments.
g Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2011 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			468,640,529	497,500,830
Interest receivable				7,176,740
Receivable for shares of Beneficial Interest subscribed				36,366
Prepaid expenses				29,348
				504,743,284
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				366,288
Cash overdraft due to Custodian				350,617
Payable for investment securities purchased				7,435,720
Payable for floating rate notes issued—Note 4				4,845,000
Payable for shares of Beneficial Interest redeemed				591,275
Interest and expense payable related
to floating rate notes issued—Note 4				5,197
Accrued expenses				60,173
				13,654,270
Net Assets ($)				491,089,014
Composition of Net Assets ($):
Paid-in capital				509,988,988
Accumulated undistributed investment income—net				99,576
Accumulated net realized gain (loss) on investments				(47,859,851)
Accumulated net unrealized appreciation
(depreciation) on investments				28,860,301
Net Assets ($)				491,089,014

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z
Net Assets ($)	233,723,600	636,325	13,549,447	243,179,642
Shares Outstanding	19,014,945	51,730	1,099,681	19,783,405
Net Asset Value Per Share ($)	12.29	12.30	12.32	12.29

See notes to financial statements.

The Fund	23

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2011 (Unaudited)

Investment Income ($):
Interest Income	12,550,271
Expenses:
Management fee—Note 3(a)	1,350,820
Shareholder servicing costs—Note 3(c)	730,123
Distribution fees—Note 3(b)	51,708
Professional fees	44,752
Registration fees	29,981
Interest and expense related to floating rate notes issued—Note 4	23,352
Custodian fees—Note 3(c)	21,926
Prospectus and shareholders’ reports	14,903
Trustees’ fees and expenses—Note 3(d)	12,804
Loan commitment fees—Note 2	5,468
Miscellaneous	23,378
Total Expenses	2,309,215
Less—reduction in management fee due to undertaking—Note 3(a)	(81,782)
Less—reduction in fees due to earnings credits—Note 3 (c)	(149)
Net Expenses	2,227,284
Investment Income—Net	10,322,987
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,050,851
Net unrealized appreciation (depreciation) on investments	16,789,293
Net Realized and Unrealized Gain (Loss) on Investments	17,840,144
Net Increase in Net Assets Resulting from Operations	28,163,131

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011
Operations ($):
Investment income—net	10,322,987	22,994,871
Net realized gain (loss) on investments	1,050,851	(7,322,753)
Net unrealized appreciation
(depreciation) on investments	16,789,293	(14,631,334)
Net Increase (Decrease) in Net Assets
Resulting from Operations	28,163,131	1,040,784
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(4,859,340)	(11,034,091)
Class B Shares	(14,703)	(57,110)
Class C Shares	(225,090)	(522,738)
Class Z Shares	(5,124,278)	(11,160,219)
Total Dividends	(10,223,411)	(22,774,158)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	6,700,495	8,556,488
Class B Shares	65,643	47,459
Class C Shares	996,315	2,004,588
Class Z Shares	2,365,204	6,579,395
Dividends reinvested:
Class A Shares	3,414,741	7,776,863
Class B Shares	10,829	42,482
Class C Shares	144,212	319,429
Class Z Shares	3,807,406	8,254,115
Cost of shares redeemed:
Class A Shares	(16,610,898)	(42,556,090)
Class B Shares	(475,052)	(1,184,828)
Class C Shares	(814,051)	(4,420,276)
Class Z Shares	(10,967,914)	(28,280,405)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(11,363,070)	(42,860,780)
Total Increase (Decrease) in Net Assets	6,576,650	(64,594,154)
Net Assets ($):
Beginning of Period	484,512,364	549,106,518
End of Period	491,089,014	484,512,364
Undistributed investment income—net	99,576	—

The Fund	25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011
Capital Share Transactions:
Class Aa
Shares sold	547,231	711,573
Shares issued for dividends reinvested	280,125	638,911
Shares redeemed	(1,366,745)	(3,530,667)
Net Increase (Decrease) in Shares Outstanding	(539,389)	(2,180,183)
Class Ba
Shares sold	5,423	3,809
Shares issued for dividends reinvested	889	3,470
Shares redeemed	(38,977)	(97,167)
Net Increase (Decrease) in Shares Outstanding	(32,665)	(89,888)
Class C
Shares sold	81,445	162,532
Shares issued for dividends reinvested	11,798	26,153
Shares redeemed	(67,114)	(366,054)
Net Increase (Decrease) in Shares Outstanding	26,129	(177,369)
Class Z
Shares sold	194,694	535,652
Shares issued for dividends reinvested	312,369	678,507
Shares redeemed	(903,326)	(2,346,573)
Net Increase (Decrease) in Shares Outstanding	(396,263)	(1,132,414)

a During the period ended October 31, 2011, 7,488 Class B shares representing $89,509 were automatically converted to 7,494 Class A shares and during the period ended April 30, 2011, 22,072 Class B shares representing $266,691 were automatically converted to 22,089 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2011			Year Ended April 30,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.85	12.35	11.65	12.56	13.10	12.91
Investment Operations:
Investment income—net[a]	.26	.53	.55	.57	.57	.57
Net realized and unrealized
gain (loss) on investments	.43	(.50)	.70	(.91)	(.54)	.18
Total from Investment Operations	.69	.03	1.25	(.34)	.03	.75
Distributions:
Dividends from
investment income—net	(.25)	(.53)	(.55)	(.57)	(.57)	(.56)
Net asset value, end of period	12.29	11.85	12.35	11.65	12.56	13.10
Total Return (%)[b]	5.90[c]	.20	10.91	(2.64)	.28	5.94
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94[d]	.94	.93	1.00	1.17	1.16
Ratio of net expenses
to average net assets	.91[d]	.94	.93	.99	1.17	1.16
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01[d]	.01	.01	.07	.23	.25
Ratio of net investment income
to average net assets	4.20[d]	4.38	4.57	4.85	4.49	4.33
Portfolio Turnover Rate	18.56[c]	21.95	22.61	56.67	77.20	68.06
Net Assets, end of period
($ x 1,000)	233,724	231,671	268,406	269,846	300,982	256,047

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2011			Year Ended April 30,
Class B Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.85	12.35	11.65	12.57	13.11	12.91
Investment Operations:
Investment income—net[a]	.21	.44	.47	.49	.49	.49
Net realized and unrealized
gain (loss) on investments	.45	(.50)	.70	(.90)	(.53)	.21
Total from Investment Operations	.66	(.06)	1.17	(.41)	(.04)	.70
Distributions:
Dividends from
investment income—net	(.21)	(.44)	(.47)	(.51)	(.50)	(.50)
Net asset value, end of period	12.30	11.85	12.35	11.65	12.57	13.11
Total Return (%)[b]	5.60[c]	(.49)	10.22	(3.26)	(.25)	5.48
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.66[d]	1.54	1.55	1.54	1.67	1.67
Ratio of net expenses
to average net assets	1.64[d]	1.54	1.55	1.53	1.67	1.67
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01[d]	.01	.01	.07	.23	.25
Ratio of net investment income
to average net assets	3.48[d]	3.64	3.96	4.26	3.95	3.81
Portfolio Turnover Rate	18.56[c]	21.95	22.61	56.67	77.20	68.06
Net Assets, end of period
($ x 1,000)	636	1,000	2,153	4,348	9,732	11,799

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

Six Months Ended
October 31, 2011			Year Ended April 30,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.88	12.37	11.66	12.58	13.12	12.93
Investment Operations:
Investment income—net[a]	.21	.44	.46	.49	.47	.47
Net realized and unrealized
gain (loss) on investments	.44	(.49)	.71	(.93)	(.53)	.19
Total from Investment Operations	.65	(.05)	1.17	(.44)	(.06)	.66
Distributions:
Dividends from
investment income—net	(.21)	(.44)	(.46)	(.48)	(.48)	(.47)
Net asset value, end of period	12.32	11.88	12.37	11.66	12.58	13.12
Total Return (%)[b]	5.49[c]	(.46)	10.15	(3.42)	(.46)	5.16
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.69[d]	1.69	1.69	1.76	1.91	1.89
Ratio of net expenses
to average net assets	1.65[d]	1.69	1.69	1.75	1.91	1.89
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01[d]	.01	.01	.07	.23	.25
Ratio of net investment income
to average net assets	3.45[d]	3.61	3.80	4.12	3.74	3.58
Portfolio Turnover Rate	18.56[c]	21.95	22.61	56.67	77.20	68.06
Net Assets, end of period
($ x 1,000)	13,549	12,750	15,476	14,702	12,586	10,274

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2011			Year Ended April 30,
Class Z Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.85	12.34	11.65	12.56	13.10	12.91
Investment Operations:
Investment income—net[a]	.26	.54	.56	.58	.58	.57
Net realized and unrealized
gain (loss) on investments	.44	(.50)	.69	(.91)	(.54)	.19
Total from Investment Operations	.70	.04	1.25	(.33)	.04	.76
Distributions:
Dividends from
investment income—net	(.26)	(.53)	(.56)	(.58)	(.58)	(.57)
Net asset value, end of period	12.29	11.85	12.34	11.65	12.56	13.10
Total Return (%)	5.93[b]	.34	10.87	(2.59)	.33	6.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.89[c]	.88	.88	.94	1.08	1.10
Ratio of net expenses
to average net assets	.86[c]	.88	.88	.94	1.08	1.10
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01[c]	.01	.01	.07	.23	.25
Ratio of net investment income
to average net assets	4.25[c]	4.44	4.62	4.90	4.53	4.38
Portfolio Turnover Rate	18.56[b]	21.95	22.61	56.67	77.20	68.06
Net Assets, end of period
($ x 1,000)	243,180	239,092	263,072	247,849	284,168	306,634

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Bond Opportunity Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares and, effective on or about March 13, 2012, all outstanding Class B shares will automatically convert to Class A shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board ofTrustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	497,436,345	64,485	497,500,830

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 4/30/2011	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(15)
Purchases	—
Sales
Transfers into Level 3†	64,500
Transfers out of Level 3
Balance as of 10/31/2011	64,485
The amount of total gains (losses) for the
period included in earnings attributable
to the change in unrealized gains (losses)
relating to investments still held at 10/31/2011	(42,639)

†	Transfers into or out of Level 3 represent the value at the date of transfer.The transfer into Level 3 for the current period was due to the lack of observable inputs following the issuer’s default.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $45,254,486 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2011. If not applied, $8,158,132 of the carryover expires in fiscal 2012, $910,072 expires in fiscal 2016, $12,209,003 expires in fiscal 2017, $20,082,904 expires in fiscal 2018 and $3,894,375 expires in fiscal 2019.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, the 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act. As a result of this ordering rule, capital loss carryovers related to taxable years beginning prior to the effective date of the 2010 Act may be more likely to expire unused.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2011 was as follows: tax exempt income $22,770,304 and ordinary income $3,854.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has agreed, from May 1, 2011 through February 29, 2012, to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $81,782 during the period ended October 31, 2011.

During the period ended October 31, 2011, the Distributor retained $3,790 from commissions earned on sales of the fund’s Class A shares and $1,629 and $400 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2011, Class B and Class C shares were charged $2,134 and $49,574, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A, Class B and Class C shares and Class Z shares pay the Distributer at an annual rate of .20% of the value of the average daily net assets of Class Z shares, for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2011, Class A, Class B, Class C and Class Z shares were charged $292,036, $1,067, $16,525 and $243,505, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2011, the fund was charged $82,906 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2011, the fund was charged $9,182 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $149.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2011, the fund was charged $21,926 pursuant to the custody agreement.

During the period ended October 31, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $227,981, Rule 12b-1 distribution plan fees $8,890, shareholder services plan fees $93,362, custodian fees $11,938, chief compliance officer fees $4,246 and transfer agency per account fees $61,322, which are offset against an expense reimbursement currently in effect in the amount of $41,451.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2011, amounted to $88,912,021 and $102,415,424, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended October 31, 2011, was approximately $4,845,000, with a related weighted average annualized interest rate of .96%.

At October 31, 2011, accumulated net unrealized appreciation on investments was $28,860,301, consisting of $32,435,904 gross unrealized appreciation and $3,575,603 gross unrealized depreciation.

At October 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 26, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of June 30, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians and that the fund’s total return performance ranked in the fourth quartile of the Performance Group for most of the periods.The Board also noted that the fund’s yield performance was above the Performance Group medians for eight of the ten one-year periods ended June 30th and above the Performance Universe medians for all of the ten one-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average and the Board noted that the fund outperformed its Lipper category average in five of the past ten calendar years. The Board members discussed with representatives of Dreyfus the reasons for the underperformance of the fund’s total return compared to the Performance Group and

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Performance Universe medians for the applicable periods and Dreyfus’ efforts to improve performance. The Board members also received a presentation from the fund’s primary portfolio manager during which he discussed the fund’s investment strategy and the factors that affected performance.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was at the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

A representative of Dreyfus noted that Dreyfus has contractually agreed to waive receipt of .10% of the fund’s management fee from August 1, 2011 through February 29, 2012.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

The Fund	45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board noted Dreyfus’ efforts to improve fund performance and agreed to closely monitor performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above, but determined to approve renewal of the fund’s Management Agreement only through February 29, 2012.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement through February 29, 2012 was in the best interests of the fund and its shareholders.

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 19, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	December 19, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)